Business Developments (Acquisition of WealthNavi Inc) (Details) - JPY (¥) ¥ in Millions			1 Months Ended	12 Months Ended
	Mar. 06, 2025	Jan. 27, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 01, 2024	Mar. 31, 2023
Business Developments [Line Items]
Goodwill				¥ 558,164	¥ 493,758		¥ 296,772
Marketable equity securities included in investment in equity method investees, aggregated market values				7,461,707	6,263,733
WealthNavi Inc
Business Developments [Line Items]
Payments to acquire businesses		¥ 90,026
Assets acquired	¥ 88,038
Cash and bank deposits acquired	34,424
Liabilities acquired	43,294
Other liabilities acquired	33,722
Acquisition related costs	451
Goodwill	63,730
Intangible assets	¥ 22,869
Weighted average amortization period, in years	9 years
Marketable equity securities included in investment in equity method investees, aggregated market values	¥ 9,638
Equity interest remeasurement loss	¥ 6,035
Finite-lived intangible assets, purchase accounting adjustments				¥ 2,541	¥ 2,541
WealthNavi Inc | Subsequent event
Business Developments [Line Items]
Payments to acquire businesses			¥ 8,809
WealthNavi Inc
Business Developments [Line Items]
Ownership percentage						15.13%